Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 1,094
2022	1,140
2023	376
2024	222
2025 and thereafter	431
Total operating lease payments	3,263
Less: imputed interest	227
Present value of lease liabilities	$ 3,036